STATEMENTS OF NET ASSETS AVAILABLE FOR PLAN BENEFITS - Pfizer Savings Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value
Total investments, at fair value	$ 22,510,611	$ 20,301,844
Investments, at contract value
T. Rowe Price Stable Value Fund	1,202,651	1,277,792
Total investments	23,713,262	21,579,635
Receivables
Company contributions	380,090	386,799
Notes receivable from participants	101,255	107,179
Securities sold	1,970	0
Interest and other	3,030	2,727
Total receivables	486,345	496,705
Total assets	24,199,607	22,076,340
Liabilities
Investment management fees payable	2,231	4,641
Payable to Plan Sponsor	302	4,072
Total liabilities	2,533	8,713
Net assets available for plan benefits	24,197,074	22,067,627
Pfizer Inc. common stock
Investments, at fair value
Total investments, at fair value	938,916	1,058,778
Common/collective trust funds
Investments, at fair value
Total investments, at fair value	18,660,013	16,252,996
Mutual funds
Investments, at fair value
Total investments, at fair value	566,228	838,470
Self-directed brokerage account
Investments, at fair value
Total investments, at fair value	487,501	408,798
Separate account
Investments, at fair value
Total investments, at fair value	$ 1,857,953	$ 1,742,802